Loans Payable and Related Party Transactions	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Loans Payable and Related Party Transactions

Note 4 – LOANS PAYABLE AND RELATED PARTY TRANSACTIONS

During the years ended December 31, 2014 and 2013, the Company received loans from a related party. The loans are due on demand and have no interest. Amounts outstanding as of December 31, 2014 and 2013 was approximately $0 and $10,000